NOTE 15 - RESTRICTED STOCK AND RESTRICTED STOCK UNITS ("RSUs") - Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity (Detail) (USD $)	0 Months Ended	12 Months Ended
	Aug. 21, 2014	Dec. 31, 2014
Restricted Stock [Member]
NOTE 15 - RESTRICTED STOCK AND RESTRICTED STOCK UNITS ("RSUs") (Details) - Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Line Items]
Restricted stock non-vested at beginning of period		0
Restricted stock granted	346,875	346,875
Restricted stock vested		(178,125)
Restricted stock forfeited		0
Restricted stock non-vested at end of period		168,750
Restricted stock non-vested at beginning of period		$ 0
Restricted stock granted		$ 10.40
Restricted stock vested		$ 10.40
Restricted stock forfeited		$ 0
Restricted stock non-vested at end of period		$ 10.40
Restricted Stock Units (RSUs) [Member]
NOTE 15 - RESTRICTED STOCK AND RESTRICTED STOCK UNITS ("RSUs") (Details) - Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Line Items]
Restricted stock non-vested at beginning of period		0
Restricted stock granted	121,875	422,980
Restricted stock vested		(223,396)
Restricted stock forfeited		0
Restricted stock non-vested at end of period		199,584
Restricted stock non-vested at beginning of period		$ 0
Restricted stock granted		$ 10.84
Restricted stock vested		$ 11.19
Restricted stock forfeited		$ 0
Restricted stock non-vested at end of period		$ 10.70